REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption	$ 249,652	$ 249,652	$ 249,652	$ 249,652	$ 249,652
Redeemable convertible preferred stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redeemable preferred stock, Shares issued	0
Class A ordinary shares subject to possible redemption	$ 249,652